Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 5,094	€ 17,378	€ 18,652
Share-based payment	23,095	32,393	23,646
Subtotal	28,189	49,771	42,298
Post-employment benefits	488	2,825	1,106
Thereof defined-benefit	487	2,056	250
Thereof defined-contribution	1	769	856
Total	€ 28,677	€ 52,596	€ 43,404